Non-Controlling Interests	12 Months Ended
Dec. 31, 2021
Disclosure Of Noncontrolling Interests [Abstract]
Non-Controlling Interests
34. NON-CONTROLLING INTERESTS

	2021	2020
	£m	£m
PSA Finance UK Limited	—	162
	—	162
PSA Finance UK Limited was the only subsidiary in the Santander UK group that gave rise to significant non-controlling interests. See Note 19 for summarised financial information of PSA Finance UK Limited. On 30 July 2021, Santander UK through Santander Consumer (UK) plc sold its entire 50% shareholding in PSA to PSA Financial Services Spain EFC SA, a joint venture between Santander Consumer Finance SA, a fellow subsidiary of Banco Santander SA, and Banque PSA Finance SA, the auto finance arm of Group PSA Peugeot Citroën. The impact of the sale was to derecognise total assets of £3.20bn, total liabilities of £2.90bn and a non-controlling interest of £0.15bn. No material gain or loss arose on sale.